Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before taxation		$ (5,795,016)	$ (1,161,471)
Adjustments for:
Amortization - right-of-use assets		90,773	63,036
Impairment losses recognized in respect of trade receivables		17,649	10,018
Other interest income		(211,438)
Finance costs		7,344	243,537
Share option awards		589,419	320,533
Share-based payments expenses on anti-dilution issuance of preferred shares	[1],[2]		369,648
Net fair value loss of convertible loan notes			274,000
Net fair value gain of preferred shares			(3,539,648)
Operating cash flows before movements in working capital		(5,301,269)	(3,420,347)
Trade receivables		(1,118,406)	87,552
Other receivables, deposit and prepayment		(37,188)	(210,466)
Contract assets		750	(18,028)
Trade and other payables		2,468,799	589,091
Deferred revenue		105,836	51,885
Cash used in operations		(3,881,478)	(2,920,313)
Income tax paid		(10,750)
Net cash used in operating activities		(3,892,228)	(2,920,313)
CASH FLOWS FROM INVESTING ACTIVITIES
Advance to Resulticks Group Companies Pte Ltd		(8,000,000)
Loan to Matter DK ApS		(759,004)
Payment of rental deposit		(13,784)
Cash used in investing activities		(8,772,788)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of the IPO Warrants (Tranche 1)		11,542,500
Proceeds from issuance of ordinary shares			50
Loans from immediate holding company			2,335,461
Advances from immediate holding company			713,719
Repayment to a related company		(34,579)
Repayment of lease liabilities		(103,373)	(104,715)
Net cash generated from financing activities		11,404,548	2,944,515
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS		(1,260,468)	24,202
Cash and cash equivalents at the beginning of the period		3,111,141	76,620
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		$ 1,850,673	$ 100,822

[1]	In May 2024, the Group completed an $
[2]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 were recognized during the six months ended September 30, 2024 (2025: $Nil).